PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
14.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Value-added tax deductible	695,298,614	899,664,288
Refund receivable of U.S. countervailing duties (note 2x)	-	209,450,023
Receivable related to disposal of subsidiaries (note 1)	169,931,600	169,931,601
Deposit for customer duty, bidding and others	276,486,282	132,370,773
Rental deposit and prepayment	25,888,619	74,883,585
Prepayment for income tax	90,238,235	46,293,505
Prepaid insurance premium	16,388,399	34,237,367
Receivables related to discount from a supplier	15,607,413	26,497,935
Receivables related to disposal of land use right	14,571,587	25,326,877
Prepaid commission	28,551,662	8,705,847
Employee advances	10,576,736	4,721,001
Others	61,992,841	80,806,001
Receivables related to a sales leaseback transaction (note 25)	150,000,000	-
Receivables related to disposal of property, plant and equipment	111,500,000	-
Receivables of option exercised	39,685,283	-
Total	1,706,717,271	1,712,888,803

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

During the year of 2018, the U.S. Department of Commerce (“DOC”) issued the amended final results of its fourth administrative review on the counter-veiling duties (“CVD”) imposed on the crystalline silicon photovoltaic, or CSPV, cells, whether or not incorporated into modules, from China, as a result, the Group's CVD rate was updated to be 10.64% from 20.94%, covering the period from January 1, 2015 to December 31, 2015, and all future exports to the US starting from July 2018. Pursuant to the final results of fourth administrative review, the Group recorded a reversal of costs of sales and recognized refundable deposits due from the U.S. Customs with the amount of RMB USD30.5 million (RMB209.5 million), representing the difference between the amended rate and the previous rate during the period from January 1, 2015 to December 31, 2015.

Receivables related to disposal of land use rights represent considerations for the Group’s disposition of land use rights due from the local government of China. Such considerations are expected to be settled within 2019. Subsequently in the first quarter of 2019, considerations with the amount of RMB 11.6 million have been collected.

As of December 31, 2017 and 2018, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.